Quarterly Holdings Report
for
Fidelity® Focused High Income Fund
January 31, 2022
FFH-NPRT3-0422
1.813015.117
Corporate Bonds - 95.3%
	Principal Amount (a)	Value ($)
Convertible Bonds - 0.5%
Broadcasting - 0.5%
DISH Network Corp.:
2.375% 3/15/24	1,230,000	1,177,953
3.375% 8/15/26	680,000	632,937
		1,810,890
Nonconvertible Bonds - 94.8%
Aerospace - 3.4%
BWX Technologies, Inc. 4.125% 6/30/28 (b)	795,000	784,069
Howmet Aerospace, Inc. 6.75% 1/15/28	665,000	753,113
Kaiser Aluminum Corp. 4.625% 3/1/28 (b)	1,730,000	1,659,624
Moog, Inc. 4.25% 12/15/27 (b)	1,440,000	1,445,112
Rolls-Royce PLC 5.75% 10/15/27 (b)	1,115,000	1,169,903
Science Applications International Corp. 4.875% 4/1/28 (b)	150,000	150,750
TransDigm, Inc.:
6.25% 3/15/26 (b)	4,115,000	4,248,738
7.5% 3/15/27	145,000	150,465
8% 12/15/25 (b)	1,505,000	1,572,379
		11,934,153
Air Transportation - 0.2%
United Airlines, Inc. 4.375% 4/15/26 (b)	750,000	744,450
Automotive & Auto Parts - 1.9%
Allison Transmission, Inc. 3.75% 1/30/31 (b)	1,115,000	1,035,991
Dana, Inc. 4.5% 2/15/32	380,000	362,900
Ford Motor Credit Co. LLC:
2.7% 8/10/26	305,000	295,469
4% 11/13/30	1,495,000	1,502,804
4.687% 6/9/25	2,140,000	2,225,509
5.125% 6/16/25	530,000	557,163
LCM Investments Holdings 4.875% 5/1/29 (b)	165,000	158,916
Thor Industries, Inc. 4% 10/15/29 (b)	500,000	476,250
		6,615,002
Banks & Thrifts - 0.6%
Ally Financial, Inc. 8% 11/1/31	450,000	609,845
Jane Street Group LLC/JSG Finance, Inc. 4.5% 11/15/29 (b)	210,000	205,880
Quicken Loans LLC/Quicken Loans Co-Issuer, Inc. 3.625% 3/1/29 (b)	1,185,000	1,107,845
		1,923,570
Broadcasting - 2.3%
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375% 8/15/26 (b)	1,390,000	642,875
Scripps Escrow II, Inc. 3.875% 1/15/29 (b)	410,000	391,288
Sirius XM Radio, Inc.:
3.875% 9/1/31 (b)	390,000	360,750
4.125% 7/1/30 (b)	2,000,000	1,905,460
5% 8/1/27 (b)	2,285,000	2,333,214
5.5% 7/1/29 (b)	625,000	648,616
Tegna, Inc.:
4.625% 3/15/28	1,645,000	1,612,100
5% 9/15/29	210,000	206,674
		8,100,977
Building Materials - 0.8%
Advanced Drain Systems, Inc. 5% 9/30/27 (b)	1,320,000	1,329,464
Builders FirstSource, Inc. 4.25% 2/1/32 (b)	355,000	347,545
Standard Industries, Inc./New Jersey 4.375% 7/15/30 (b)	1,300,000	1,241,500
		2,918,509
Cable/Satellite TV - 4.6%
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 2/1/31 (b)	3,080,000	2,938,258
4.5% 8/15/30 (b)	675,000	658,125
4.5% 6/1/33 (b)	785,000	746,614
5% 2/1/28 (b)	1,780,000	1,801,716
5.125% 5/1/27 (b)	2,110,000	2,162,856
CSC Holdings LLC:
4.125% 12/1/30 (b)	2,835,000	2,594,564
5.375% 2/1/28 (b)	1,500,000	1,504,410
5.5% 4/15/27 (b)	1,320,000	1,349,410
VZ Secured Financing BV 5% 1/15/32 (b)	1,770,000	1,706,422
Ziggo Bond Co. BV 6% 1/15/27 (b)	300,000	307,125
Ziggo BV 4.875% 1/15/30 (b)	475,000	459,563
		16,229,063
Chemicals - 5.3%
Axalta Coating Systems/Dutch Holding BV 4.75% 6/15/27 (b)	935,000	960,598
CF Industries Holdings, Inc.:
4.95% 6/1/43	5,000	5,697
5.15% 3/15/34	3,055,000	3,520,742
5.375% 3/15/44	475,000	574,750
LSB Industries, Inc. 6.25% 10/15/28 (b)	235,000	238,525
Methanex Corp.:
5.125% 10/15/27	1,405,000	1,423,096
5.25% 12/15/29	160,000	161,882
5.65% 12/1/44	991,000	946,405
NOVA Chemicals Corp. 5.25% 6/1/27 (b)	1,710,000	1,726,638
Nufarm Australia Ltd. 5% 1/27/30 (b)	865,000	860,675
Olin Corp.:
5% 2/1/30	3,480,000	3,540,900
5.125% 9/15/27	1,695,000	1,729,290
SPCM SA 3.125% 3/15/27 (b)	385,000	367,675
The Chemours Co. LLC:
4.625% 11/15/29 (b)	385,000	366,713
5.375% 5/15/27	1,000,000	1,027,940
5.75% 11/15/28 (b)	505,000	512,767
Valvoline, Inc. 4.25% 2/15/30 (b)	255,000	246,312
W.R. Grace Holding LLC 4.875% 6/15/27 (b)	505,000	502,465
		18,713,070
Consumer Products - 1.9%
Mattel, Inc.:
3.75% 4/1/29 (b)	745,000	735,688
5.45% 11/1/41	125,000	140,000
6.2% 10/1/40	950,000	1,169,968
Newell Brands, Inc.:
5.875% 4/1/36	490,000	576,113
6% 4/1/46	2,080,000	2,454,400
Nordstrom, Inc. 4.375% 4/1/30	930,000	871,308
Prestige Brands, Inc. 3.75% 4/1/31 (b)	600,000	544,500
Tempur Sealy International, Inc. 3.875% 10/15/31 (b)	395,000	368,369
		6,860,346
Containers - 0.9%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 4.125% 8/15/26 (b)	50,000	49,610
Ball Corp. 3.125% 9/15/31	1,340,000	1,251,225
Graphic Packaging International, Inc. 3.75% 2/1/30 (b)	190,000	182,400
OI European Group BV 4.75% 2/15/30 (b)	390,000	378,809
Trivium Packaging Finance BV 5.5% 8/15/26 (b)	1,215,000	1,224,866
		3,086,910
Diversified Financial Services - 5.1%
Coinbase Global, Inc.:
3.375% 10/1/28 (b)	965,000	865,402
3.625% 10/1/31 (b)	965,000	840,756
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.25% 5/15/27	6,705,000	6,730,144
6.25% 5/15/26	1,620,000	1,665,360
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 4.25% 2/1/27 (b)	845,000	822,641
LPL Holdings, Inc. 4% 3/15/29 (b)	1,520,000	1,475,221
MSCI, Inc.:
3.25% 8/15/33 (b)	310,000	290,727
4% 11/15/29 (b)	2,000,000	2,012,500
OneMain Finance Corp.:
3.5% 1/15/27	1,145,000	1,090,613
3.875% 9/15/28	575,000	535,515
6.875% 3/15/25	1,105,000	1,198,925
7.125% 3/15/26	500,000	549,667
		18,077,471
Diversified Media - 1.0%
Lamar Media Corp. 3.625% 1/15/31	915,000	850,950
Nielsen Finance LLC/Nielsen Finance Co.:
5.625% 10/1/28 (b)	910,000	908,544
5.875% 10/1/30 (b)	905,000	906,656
Twitter, Inc. 3.875% 12/15/27 (b)	930,000	927,633
		3,593,783
Energy - 18.1%
Apache Corp.:
4.25% 1/15/30	215,000	217,580
5.1% 9/1/40	600,000	629,364
5.25% 2/1/42	905,000	974,604
5.35% 7/1/49	150,000	157,223
Cheniere Energy Partners LP:
3.25% 1/31/32 (b)	385,000	362,123
4% 3/1/31	1,625,000	1,616,786
Cheniere Energy, Inc. 4.625% 10/15/28	1,085,000	1,101,275
Citgo Petroleum Corp. 6.375% 6/15/26 (b)	1,160,000	1,154,200
CNX Midstream Partners LP 4.75% 4/15/30 (b)	160,000	156,240
Colgate Energy Partners III LLC 5.875% 7/1/29 (b)	200,000	203,250
Continental Resources, Inc. 5.75% 1/15/31 (b)	1,630,000	1,858,053
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.625% 5/1/27 (b)	1,928,000	1,932,820
5.75% 4/1/25	3,007,000	3,029,553
6% 2/1/29 (b)	2,500,000	2,518,750
CVR Energy, Inc.:
5.25% 2/15/25 (b)	1,200,000	1,158,000
5.75% 2/15/28 (b)	150,000	144,000
DCP Midstream Operating LP:
5.375% 7/15/25	640,000	673,760
5.6% 4/1/44	85,000	98,600
6.45% 11/3/36 (b)	380,000	480,700
8.125% 8/16/30	25,000	32,625
Endeavor Energy Resources LP/EER Finance, Inc.:
5.75% 1/30/28 (b)	735,000	760,409
6.625% 7/15/25 (b)	170,000	177,684
EnLink Midstream LLC 5.625% 1/15/28 (b)	195,000	200,207
EnLink Midstream Partners LP:
5.05% 4/1/45	255,000	218,535
5.45% 6/1/47	530,000	471,700
5.6% 4/1/44	895,000	809,975
EQM Midstream Partners LP:
4.75% 1/15/31 (b)	985,000	942,812
5.5% 7/15/28	800,000	809,688
6.5% 7/1/27 (b)	785,000	820,325
6.5% 7/15/48	485,000	521,375
EQT Corp. 3.9% 10/1/27	1,450,000	1,459,831
Hess Midstream Partners LP:
5.125% 6/15/28 (b)	1,070,000	1,090,319
5.625% 2/15/26 (b)	2,310,000	2,356,200
Hilcorp Energy I LP/Hilcorp Finance Co. 6.25% 11/1/28 (b)	330,000	342,375
Holly Energy Partners LP/Holly Energy Finance Corp. 5% 2/1/28 (b)	1,360,000	1,323,566
New Fortress Energy, Inc. 6.5% 9/30/26 (b)	1,040,000	972,400
Occidental Petroleum Corp.:
3.5% 8/15/29	810,000	798,417
4.2% 3/15/48	530,000	492,900
4.3% 8/15/39	260,000	245,050
4.4% 4/15/46	815,000	779,401
4.4% 8/15/49	920,000	874,000
5.55% 3/15/26	1,275,000	1,361,063
6.125% 1/1/31	1,310,000	1,512,068
6.2% 3/15/40	255,000	295,163
6.45% 9/15/36	1,340,000	1,627,698
7.5% 5/1/31	1,780,000	2,199,012
7.875% 9/15/31	170,000	214,625
8.875% 7/15/30	580,000	751,779
PBF Holding Co. LLC/PBF Finance Corp. 9.25% 5/15/25 (b)	2,630,000	2,564,250
Rockies Express Pipeline LLC:
4.8% 5/15/30 (b)	1,285,000	1,281,788
4.95% 7/15/29 (b)	495,000	508,613
6.875% 4/15/40 (b)	190,000	201,400
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29	1,140,000	1,116,026
5.875% 3/15/28	1,695,000	1,757,393
6% 4/15/27	25,000	25,798
Superior Plus LP / Superior General Partner, Inc. 4.5% 3/15/29 (b)	320,000	320,480
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.:
5.5% 1/15/28 (b)	225,000	215,100
6% 3/1/27 (b)	980,000	997,072
6% 12/31/30 (b)	1,190,000	1,136,450
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4% 1/15/32 (b)	2,110,000	2,100,294
4.875% 2/1/31	1,275,000	1,332,375
5.375% 2/1/27	2,245,000	2,301,215
5.5% 3/1/30	255,000	269,981
Venture Global Calcasieu Pass LLC:
3.875% 8/15/29 (b)	480,000	479,155
3.875% 11/1/33 (b)	380,000	376,002
4.125% 8/15/31 (b)	460,000	462,986
Western Gas Partners LP:
4.65% 7/1/26	808,000	845,661
5.3% 2/1/30	2,375,000	2,475,938
		63,696,060
Environmental - 0.5%
Darling Ingredients, Inc. 5.25% 4/15/27 (b)	970,000	989,400
Stericycle, Inc. 3.875% 1/15/29 (b)	815,000	774,250
		1,763,650
Food & Drug Retail - 1.5%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.5% 3/15/29 (b)	3,810,000	3,597,250
4.875% 2/15/30 (b)	1,065,000	1,084,969
Emergent BioSolutions, Inc. 3.875% 8/15/28 (b)	360,000	331,200
Murphy Oil U.S.A., Inc. 3.75% 2/15/31 (b)	190,000	179,041
		5,192,460
Food/Beverage/Tobacco - 3.8%
JBS U.S.A. Lux SA / JBS Food Co.:
5.5% 1/15/30 (b)	2,525,000	2,678,015
6.5% 4/15/29 (b)	3,890,000	4,225,513
Kraft Heinz Foods Co.:
3% 6/1/26	1,385,000	1,399,376
3.875% 5/15/27	1,820,000	1,888,885
Post Holdings, Inc.:
4.625% 4/15/30 (b)	2,135,000	2,057,606
5.5% 12/15/29 (b)	590,000	606,373
5.625% 1/15/28 (b)	405,000	415,862
U.S. Foods, Inc. 4.625% 6/1/30 (b)	180,000	175,050
		13,446,680
Gaming - 3.1%
Melco Resorts Finance Ltd.:
4.875% 6/6/25 (b)	1,225,000	1,201,358
5.375% 12/4/29 (b)	465,000	438,844
5.75% 7/21/28 (b)	710,000	681,600
MGM Growth Properties Operating Partnership LP:
4.5% 9/1/26	1,300,000	1,358,500
4.5% 1/15/28	1,525,000	1,608,875
4.625% 6/15/25 (b)	245,000	256,025
5.75% 2/1/27	270,000	298,350
MGM Resorts International 5.75% 6/15/25	866,000	909,300
VICI Properties, Inc.:
4.25% 12/1/26 (b)	1,210,000	1,223,613
4.625% 12/1/29 (b)	925,000	952,075
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
5.25% 5/15/27 (b)	870,000	855,923
5.5% 3/1/25 (b)	900,000	904,761
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. 5.125% 10/1/29 (b)	380,000	369,322
		11,058,546
Healthcare - 6.6%
180 Medical, Inc. 3.875% 10/15/29 (b)	200,000	194,500
Catalent Pharma Solutions 3.5% 4/1/30 (b)	1,700,000	1,591,625
Centene Corp.:
2.45% 7/15/28	75,000	71,318
2.5% 3/1/31	1,665,000	1,547,784
4.25% 12/15/27	1,635,000	1,674,796
Charles River Laboratories International, Inc.:
3.75% 3/15/29 (b)	315,000	303,881
4.25% 5/1/28 (b)	90,000	89,523
Community Health Systems, Inc. 5.25% 5/15/30 (b)(c)	830,000	826,431
DaVita HealthCare Partners, Inc. 4.625% 6/1/30 (b)	2,465,000	2,398,174
Grifols Escrow Issuer SA 4.75% 10/15/28 (b)	200,000	199,000
HCA Holdings, Inc. 5.375% 9/1/26	1,660,000	1,801,100
HealthEquity, Inc. 4.5% 10/1/29 (b)	160,000	156,400
Hologic, Inc.:
3.25% 2/15/29 (b)	1,000,000	947,500
4.625% 2/1/28 (b)	1,650,000	1,711,875
IQVIA, Inc. 5% 5/15/27 (b)	820,000	838,614
Jazz Securities DAC 4.375% 1/15/29 (b)	350,000	345,573
Molina Healthcare, Inc. 3.875% 5/15/32 (b)	510,000	492,150
Organon & Co. / Organon Foreign Debt Co-Issuer BV 4.125% 4/30/28 (b)	840,000	826,577
Owens & Minor, Inc. 4.5% 3/31/29 (b)	280,000	272,000
Teleflex, Inc. 4.25% 6/1/28 (b)	235,000	233,174
Tenet Healthcare Corp.:
4.625% 6/15/28 (b)	5,010,000	4,962,605
4.875% 1/1/26 (b)	595,000	597,689
5.125% 11/1/27 (b)	1,200,000	1,202,652
		23,284,941
Homebuilders/Real Estate - 1.8%
Century Communities, Inc. 3.875% 8/15/29 (b)	460,000	441,485
HAT Holdings I LLC/HAT Holdings II LLC 3.375% 6/15/26 (b)	495,000	476,438
Howard Hughes Corp. 4.375% 2/1/31 (b)	700,000	665,875
Kennedy-Wilson, Inc. 4.75% 2/1/30	770,000	756,525
Ryan Specialty Group LLC 4.375% 2/1/30 (b)(c)	540,000	537,300
Service Properties Trust:
3.95% 1/15/28	75,000	66,000
4.375% 2/15/30	725,000	623,500
4.95% 2/15/27	1,090,000	1,013,700
4.95% 10/1/29	445,000	400,500
5.5% 12/15/27	415,000	411,184
TopBuild Corp. 4.125% 2/15/32 (b)	810,000	784,760
		6,177,267
Hotels - 1.4%
Hilton Domestic Operating Co., Inc.:
3.625% 2/15/32 (b)	1,165,000	1,105,503
4% 5/1/31 (b)	2,780,000	2,732,073
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.875% 4/1/27	445,000	453,904
Wyndham Hotels & Resorts, Inc. 4.375% 8/15/28 (b)	525,000	520,905
		4,812,385
Leisure - 1.2%
Carnival Corp. 10.5% 2/1/26 (b)	2,005,000	2,251,615
Royal Caribbean Cruises Ltd.:
5.5% 4/1/28 (b)	1,200,000	1,164,348
9.125% 6/15/23 (b)	230,000	242,305
11.5% 6/1/25 (b)	593,000	655,265
		4,313,533
Metals/Mining - 0.2%
FMG Resources (August 2006) Pty Ltd. 4.5% 9/15/27 (b)	15,000	15,364
Howmet Aerospace, Inc. 5.95% 2/1/37	45,000	50,513
HudBay Minerals, Inc. 4.5% 4/1/26 (b)	240,000	236,261
Novelis Corp. 3.875% 8/15/31 (b)	385,000	362,581
		664,719
Paper - 0.1%
Glatfelter Corp. 4.75% 11/15/29 (b)	310,000	312,434
Restaurants - 0.1%
Yum! Brands, Inc. 3.625% 3/15/31	500,000	472,570
Services - 4.5%
ADT Corp.:
4.125% 8/1/29 (b)	385,000	362,139
4.875% 7/15/32 (b)	565,000	542,400
AECOM 5.125% 3/15/27	1,485,000	1,546,256
Aramark Services, Inc. 5% 2/1/28 (b)	1,685,000	1,672,363
ASGN, Inc. 4.625% 5/15/28 (b)	2,740,000	2,737,260
Booz Allen Hamilton, Inc.:
3.875% 9/1/28 (b)	1,395,000	1,369,095
4% 7/1/29 (b)	155,000	153,063
Fair Isaac Corp. 4% 6/15/28 (b)	450,000	445,500
Gartner, Inc.:
3.625% 6/15/29 (b)	220,000	213,400
3.75% 10/1/30 (b)	470,000	455,900
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (b)	1,030,000	1,054,334
Iron Mountain, Inc. 4.875% 9/15/29 (b)	1,115,000	1,100,672
Prime Securities Services Borrower LLC/Prime Finance, Inc. 3.375% 8/31/27 (b)	2,225,000	2,069,784
Service Corp. International 5.125% 6/1/29	1,425,000	1,492,688
TriNet Group, Inc. 3.5% 3/1/29 (b)	710,000	674,230
		15,889,084
Steel - 0.0%
Roller Bearing Co. of America, Inc. 4.375% 10/15/29 (b)	110,000	108,887
Super Retail - 1.4%
Asbury Automotive Group, Inc.:
4.625% 11/15/29 (b)	245,000	241,085
5% 2/15/32 (b)	260,000	257,964
Bath & Body Works, Inc. 6.625% 10/1/30 (b)	1,170,000	1,255,632
Gap, Inc. 3.875% 10/1/31 (b)	385,000	357,288
Hanesbrands, Inc. 4.875% 5/15/26 (b)	1,115,000	1,155,419
Levi Strauss & Co. 3.5% 3/1/31 (b)	630,000	608,240
The William Carter Co. 5.625% 3/15/27 (b)	465,000	476,044
Wolverine World Wide, Inc. 4% 8/15/29 (b)	575,000	552,359
		4,904,031
Technology - 4.0%
Block, Inc. 2.75% 6/1/26 (b)	380,000	368,361
CDK Global, Inc. 5.25% 5/15/29 (b)	1,995,000	2,075,817
Crowdstrike Holdings, Inc. 3% 2/15/29	525,000	492,188
Entegris, Inc. 4.375% 4/15/28 (b)	730,000	724,525
Gartner, Inc. 4.5% 7/1/28 (b)	660,000	672,685
II-VI, Inc. 5% 12/15/29 (b)	235,000	234,542
Match Group Holdings II LLC:
3.625% 10/1/31 (b)	575,000	526,891
4.125% 8/1/30 (b)	265,000	254,400
onsemi 3.875% 9/1/28 (b)	545,000	541,578
Open Text Corp.:
3.875% 2/15/28 (b)	655,000	641,887
3.875% 12/1/29 (b)	1,140,000	1,094,833
Open Text Holdings, Inc. 4.125% 2/15/30 (b)	130,000	126,998
Qorvo, Inc.:
3.375% 4/1/31 (b)	1,115,000	1,086,177
4.375% 10/15/29	500,000	516,875
Roblox Corp. 3.875% 5/1/30 (b)	935,000	904,613
Sensata Technologies BV 4% 4/15/29 (b)	1,240,000	1,218,573
Sensata Technologies, Inc. 3.75% 2/15/31 (b)	1,165,000	1,094,727
TTM Technologies, Inc. 4% 3/1/29 (b)	550,000	525,597
Twilio, Inc. 3.875% 3/15/31	350,000	335,125
Viavi Solutions, Inc. 3.75% 10/1/29 (b)	770,000	746,900
		14,183,292
Telecommunications - 9.4%
Altice Financing SA:
5% 1/15/28 (b)	340,000	316,295
5.75% 8/15/29 (b)	1,380,000	1,289,217
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (b)	1,510,000	1,568,513
Level 3 Financing, Inc.:
4.25% 7/1/28 (b)	2,645,000	2,523,464
4.625% 9/15/27 (b)	4,200,000	4,179,420
Lumen Technologies, Inc.:
5.125% 12/15/26 (b)	2,585,000	2,602,345
6.875% 1/15/28	60,000	64,200
Millicom International Cellular SA:
4.5% 4/27/31 (b)	1,890,000	1,831,835
5.125% 1/15/28 (b)	900,000	910,013
Sable International Finance Ltd. 5.75% 9/7/27 (b)	2,610,000	2,662,200
SBA Communications Corp. 3.875% 2/15/27	750,000	757,500
Sprint Capital Corp.:
6.875% 11/15/28	6,340,000	7,541,407
8.75% 3/15/32	1,150,000	1,601,375
Telecom Italia Capital SA:
6% 9/30/34	295,000	290,575
7.2% 7/18/36	2,965,000	3,142,900
Virgin Media Finance PLC 5% 7/15/30 (b)	105,000	98,831
Virgin Media Secured Finance PLC:
4.5% 8/15/30 (b)	1,060,000	1,007,011
5.5% 5/15/29 (b)	740,000	754,097
		33,141,198
Textiles/Apparel - 0.2%
Crocs, Inc. 4.125% 8/15/31 (b)	405,000	361,463
Foot Locker, Inc. 4% 10/1/29 (b)	200,000	192,856
Kontoor Brands, Inc. 4.125% 11/15/29 (b)	130,000	124,638
		678,957
Transportation Ex Air/Rail - 0.1%
Seaspan Corp. 5.5% 8/1/29 (b)	385,000	380,757
Utilities - 8.8%
Clearway Energy Operating LLC:
3.75% 2/15/31 (b)	1,615,000	1,520,474
4.75% 3/15/28 (b)	195,000	200,719
DCP Midstream Operating LP:
5.125% 5/15/29	3,925,000	4,160,500
5.625% 7/15/27	1,035,000	1,116,072
Global Partners LP/GLP Finance Corp. 7% 8/1/27	997,000	1,029,403
InterGen NV 7% 6/30/23 (b)	1,635,000	1,602,300
NextEra Energy Partners LP 4.25% 9/15/24 (b)	158,000	162,938
NRG Energy, Inc.:
3.625% 2/15/31 (b)	1,666,000	1,545,215
5.25% 6/15/29 (b)	625,000	643,125
5.75% 1/15/28	865,000	895,266
6.625% 1/15/27	729,000	753,604
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (b)	1,611,306	1,707,985
PG&E Corp.:
5% 7/1/28	6,085,000	6,085,000
5.25% 7/1/30	2,115,000	2,096,874
Pike Corp. 5.5% 9/1/28 (b)	1,100,000	1,075,250
TerraForm Power Operating LLC:
4.75% 1/15/30 (b)	130,000	130,676
5% 1/31/28 (b)	1,125,000	1,139,063
Vertiv Group Corp. 4.125% 11/15/28 (b)	945,000	920,912
Vistra Operations Co. LLC:
5% 7/31/27 (b)	1,395,000	1,406,021
5.625% 2/15/27 (b)	2,830,000	2,886,685
		31,078,082
TOTAL NONCONVERTIBLE BONDS		334,356,837
TOTAL CORPORATE BONDS (Cost $338,296,896)		336,167,727

Common Stocks - 0.2%
	Shares	Value ($)
Energy - 0.2%
Jonah Energy Parent LLC (d)(e) (Cost $163,305)	11,874	762,905

Bank Loan Obligations - 1.0%
	Principal Amount (a)	Value ($)
Broadcasting - 0.0%
Diamond Sports Group LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.36% 8/24/26 (f)(g)(h)	208,931	84,705
Gaming - 0.4%
Golden Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.75% 10/20/24 (f)(g)(h)	1,267,163	1,263,602
Insurance - 0.1%
Alliant Holdings Intermediate LLC Tranche B3 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 11/6/27 (f)(g)(h)	353,115	352,455
Services - 0.2%
ABG Intermediate Holdings 2 LLC:
Tranche B1 LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 12/21/28 (f)(g)(h)(i)	16,119	16,069
Tranche B2 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 1/31/29 (f)(g)(h)(i)	102,761	102,441
Tranche B3 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 12/21/28 (f)(g)(h)(i)	16,119	16,069
Ascend Learning LLC:
2LN, term loan 1 month U.S. LIBOR + 5.750% 6.25% 12/10/29 (f)(g)(h)	50,000	50,235
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 12/10/28 (f)(g)(h)	505,000	504,369
TOTAL SERVICES		689,183
Telecommunications - 0.3%
Intelsat Jackson Holdings SA Tranche DD 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.3917% 7/13/22 (f)(g)(h)(j)	1,093,510	1,093,510
TOTAL BANK LOAN OBLIGATIONS (Cost $3,496,221)		3,483,455

Preferred Securities - 1.2%
	Principal Amount (a)	Value ($)
Banks & Thrifts - 1.2%
Ally Financial, Inc. 4.7% (f)(k) (Cost $4,200,000)	4,200,000	4,152,330

Money Market Funds - 1.7%
	Shares	Value ($)
Fidelity Cash Central Fund 0.08% (l) (Cost $6,089,108)	6,087,890	6,089,108

TOTAL INVESTMENT IN SECURITIES - 99.4% (Cost $352,245,530)	350,655,525
NET OTHER ASSETS (LIABILITIES) - 0.6%	2,152,673
NET ASSETS - 100.0%	352,808,198

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $209,243,380 or 59.3% of net assets.

(c)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d)	Non-income producing
(e)	Level 3 security
(f)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(g)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(h)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(i)	The coupon rate will be determined upon settlement of the loan after period end.
(j)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $182,252 and $182,252, respectively.

(k)	Security is perpetual in nature with no stated maturity date.
(l)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.08%	4,474,228	123,959,036	122,344,156	7,713	-	-	6,089,108	0.0%
Total	4,474,228	123,959,036	122,344,156	7,713	-	-	6,089,108

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate Bonds, Bank Loan Obligations and Preferred Securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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